Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Shareholder Rights [Line Items]
Authorization of stock repurchase program	Jan. 08, 2008
Shares repurchased	0	0	800,000
Shares repurchased, value			$ 35,098
Repurchase of common stock price per shares			$ 43.88
Minimum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	1,000,000	1,000,000	1,000,000
Maximum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	2,000,000	2,000,000	2,000,000